ACCOUNTS AND OTHER RECEIVABLE, NET - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Retention balance, current	$ 109	$ 170
Construction services
Disclosure of financial assets [line items]
Retention balance, current	$ 36	$ 120